Amortization Expense for Next Five Years Related to Intangible Assets (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2014	$ 2,055,474	$ 2,055,470
2015	2,055,474	2,055,470
2016	2,055,474	2,055,470
2017	1,395,586	1,994,637
2018	1,139,000	1,227,890
Thereafter	$ 894,909